Subsequent Events (Details Narrative)					1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 15, 2017 USD ($) Integer	Aug. 15, 2017 USD ($) $ / shares shares	Jun. 16, 2017 shares	Jun. 20, 2015 shares	Aug. 31, 2017 USD ($) shares	Jul. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2016 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of common stock						$ 181,446	$ 211,780	$ 402,968	$ 180,051
Debt conversion of convertible shares | shares						34,222,222
Debt conversion of convertible note						$ 36,960
Debt conversion price per share | $ / shares						$ 0.00108
Tangiers Investment Group, Llc [Member]
Subsequent Event [Line Items]
Number of common stock issued, shares | shares				8,000,000
Proceeds from issuance of common stock						$ 118,546		$ 179,291
Debt conversion of convertible shares | shares			34,222,222
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion of convertible shares | shares		14,705,882
Debt conversion of convertible note		$ 15,000
Debt conversion price per share | $ / shares		$ 0.00102
Subsequent Event [Member] | September 2017 Note [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 40,000
Debt instrument fee amount	3,000
Debt instrument principal amount	$ 43,000
Interest rate	8.00%
Debt instrument maturity date	Sep. 13, 2018
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Integer	180
Debt instrument conversion percentage	65.00%
Debt Instrument, Convertible, Threshold Trading Days | Integer	10
Subsequent Event [Member] | Common Stock [Member] | Tangiers Investment Group, Llc [Member]
Subsequent Event [Line Items]
Number of common stock issued, shares | shares					26,173,461
Proceeds from issuance of common stock					$ 43,890